Intangible Assets - Schedule of Movement In Intangible Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	£ 117,785	£ 12,117
Differences on exchange	6,507	(3,861)
– internal development	120	87
– acquisitions	27	109,838
– separately acquired	62	127
Amortisation charge	(444)	(356)
Impairment	(44)	(167)
Net book value at 31 December	124,013	117,785
Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	119,473	13,392
Net book value at 31 December	126,125	119,473
Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Accumulated amortisation and impairment	(2,112)	(1,688)	£ (1,275)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	44,147	11,023
Differences on exchange	2,024	(1,189)
– acquisitions	14	34,313
Reallocations	(22)
Net book value at 31 December	46,163	44,147
Goodwill | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	44,147	11,023
Net book value at 31 December	46,163	44,147
Computer Software
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	447	438
Differences on exchange		(3)
– acquisitions		33
– separately acquired		29
Reallocations	58	80
Amortisation charge	(102)	(88)
Impairment		(42)
Net book value at 31 December	403	447
Computer Software | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	1,119	1,054
Net book value at 31 December	1,101	1,119
Computer Software | Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Accumulated amortisation and impairment	(698)	(672)	(616)
Trademarks and Similar Intangibles
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	73,120	596
Differences on exchange	4,483	(2,669)
– acquisitions	13	75,488
– separately acquired	62	98
Reallocations	30
Amortisation charge	(342)	(268)
Impairment	(44)	(125)
Net book value at 31 December	77,322	73,120
Trademarks and Similar Intangibles | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	74,136	1,255
Net book value at 31 December	78,736	74,136
Trademarks and Similar Intangibles | Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Accumulated amortisation and impairment	(1,414)	(1,016)	£ (659)
Assets In the Course of Development
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	71	60
– internal development	120	87
– acquisitions		4
Reallocations	(66)	(80)
Net book value at 31 December	125	71
Assets In the Course of Development | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	71	60
Net book value at 31 December	£ 125	£ 71